TAX STATUS - Additional Information (Details) - EBP 006	12 Months Ended
Dec. 31, 2025
EBP, Tax Status [Line Items]
Tax determination letter, obtained	true
Tax determination letter, date	Sep. 13, 2017
EBP, Tax Qualification Status [Extensible Enumeration]	us-gaap:QualifiedPlanMember